Earning (Loss) Per Share (Details) - Schedule of Numerator and Denominator of the Basic and Diluted Net Loss Per Share - Loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator (USD in thousands):
Net income (loss) for the year attributable to Xylo Technologies (in Dollars)	$ (16,025)	$ (9,815)	$ 6,794
Denominator (in thousands):
Weighted average number of ordinary shares used for basic and diluted earnings (loss) per share calculation* (in Shares)	25,292	24,385	23,036
Net earnings (loss) per share attributable to Xylo Technologies (USD):
Basic	$ (0.63)	$ (0.4)	$ 0.2
Diluted	$ (0.63)	$ (0.4)	$ 0.2